SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
a.
Basis of presentation:

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

Use of estimate in preparation of financial statements
b.
Use of estimate in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. Estimates are primarily used for, but not limited to, clinical trial accrual expenses, and valuation allowances. The Company’s management believes that the estimates, judgments, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Financial statements in United States dollars
c.
Financial statements in United States dollars:

The Company’s functional currency is the U.S. dollar (“dollar” or “$”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Transactions and balances originally denominated in U.S. dollars are presented at their original amounts. Balances in non-U.S. dollar currencies are translated into U.S. dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-U.S. dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation) - historical exchange rates. Currency transaction gains and losses are presented in financial income or expenses, as appropriate.

Cash and cash equivalents
d.	Cash and cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

Short term deposit
e.
Short term deposit:

Bank deposits with original maturity dates of more than three months but at balance sheet date are less than one year are included in short-term deposits. The fair value of bank deposits approximates the carrying value since they bear interest at rates close to the prevailing market rates.

Restricted cash
f.
Restricted cash:

As of December 31, 2024 and 2023, the Company’s restricted cash consisted of immaterial bank deposits that are denominated in NIS. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as securities for the Company's credit cards.

Fair Value Measurements
g.
Fair Value Measurements:

The carrying values of Company’s financial assets and liabilities, including cash and cash equivalents, restricted cash, other current assets, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. Assets and liabilities recorded at fair value in the financial statements are categorized as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of December 31, 2024, and 2023 no assets or liabilities are measured at their fair value.

Property and equipment, net
h.
Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers, software and electronic equipment	33
Furniture and office equipment	7

Research and development expenses
i.
Research and development expenses:

Research and development costs include costs of payroll and related expenses of employees, subcontractors and consultants and other costs related to the Company's operation of its planned clinical trials. Research and development expenses are charged to the statements of comprehensive loss as incurred.

Clinical trial costs are a significant component of research and development expenses and include costs associated with third-party contractors. The Company outsources its clinical trial activities utilizing external entities such as clinical research organizations, independent clinical investigators, and other third-party service providers to assist the Company with the execution of its clinical trials.

Clinical trial expenses are charged to research and development expense as incurred. The Company accrues for expenses resulting from obligations under contracts with its clinical research organization (CRO). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which services are provided. The Company’s objective is to reflect the appropriate trial expense in the financial statements by matching the appropriate expenses with the period in which services and efforts are expended. In the event advance payments are made to a CRO, the payments are recorded as prepaid clinical trial expenses and deferred clinical trial costs, which will be recognized as expenses as services are rendered.

Employee severance benefits
j.
Employee severance benefits:

The Company is required to make severance payments upon dismissal of an Israeli employee or upon termination of employment in certain circumstances.

In accordance with the current employment terms with all of its employees (Section 14 of the Israeli Severance Pay Law, 1963) located in Israel, the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s full retirement benefit and severance obligation. The Company is relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected on the Company’s balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies. The amounts of severance payment expenses were $73, $73 and $60 for the years ended December 31, 2024, 2023 and 2022, respectively.

Legal and other contingencies
k.
Legal and other contingencies:

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management assesses such contingent liabilities, if any, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Management applies the guidance in ASC 450-20, “Loss Contingencies” when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be reasonable estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Income taxes
l.
Income taxes:

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. As of December 31, 2024, and 2023, the Company had a full valuation allowance on its deferred tax assets.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax positions as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2024 and 2023, the total gross amount of provision for unrecognized tax positions was $259 and $251, respectively (Note 5f). The Company recognizes interest and penalties, if any, related to unrecognized tax positions in tax expenses.

Concentrations of credit risk
m.
Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and restricted cash. Cash and cash equivalents and restricted cash are invested in a major bank in Israel and the United States.

Management believes that the banks that hold the Company’s cash, cash equivalent and restricted cash are financially sound and, accordingly, minimal credit risk exists with respect to this cash, cash equivalent and restricted cash.

Derivative warrant liability
n.
Derivative warrant liability

Financial equity instruments that do not meet the US GAAP criteria for equity classification are classified as a liability at fair value and are adjusted to fair value at each reporting period. Changes in fair value are recognized in the Company’s statements of comprehensive loss in accordance with ASC 815, “Accounting for Derivative Financial Instruments”.

Basic and diluted loss per share
o.
Basic and diluted loss per share:

Basic loss per share is computed on the basis of the net loss for the period divided by the weighted average number of Ordinary Shares, fully vested pre-funded warrant and vested Ordinary Shares issuable for little or no further consideration outstanding during the period. Diluted loss per share is based upon the weighted average number of ordinary shares and of potential Ordinary Shares outstanding when dilutive. Potential Ordinary Shares include outstanding stock options, restricted shares and warrants, which are included under the treasury stock method when dilutive.

For the years ended December 31, 2024, 2023 and 2022, all outstanding share options, restricted shares, and warrants (except for fully vested pre-funded warrants) have been excluded from the calculation of the diluted net loss per share as all such securities are anti-dilutive for all years presented.

The loss and the weighted average number of shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2024	2023	2022

Numerator:
Net loss applicable to shareholders of ordinary shares	$(14,588)	$(9,344)	$(8,792)

Denominator:
Shares of Ordinary Share and restricted shares used in computing basic and diluted net loss per share (*)	453,544	148,013	138,548
Net loss per share of ordinary share, basic and diluted	$(32.16)	$(63.13)	$(63.46)

(*) All share amounts have been retroactively adjusted to reflect a 1-for-24 reverse share split (Note 1c).

Share-based compensation
p.
Share-based compensation:

Share-based compensation to employees, officers, directors, and non-employees is accounted for in accordance with ASC 718, “Compensation - Share Compensation” (“ASC 718”), which requires estimation of the fair value of share-based payment awards on the grant date. The Company accounts for share-based compensation awards classified as equity awards using the grant-date fair value method. The value of the portion of the award that is ultimately expected to vest is recognized as an expense on a straight-line basis over the requisite service period. The Company has elected to recognize forfeitures as they occur.

The fair value of each share option granted is estimated using the Black-Scholes option pricing model, which incorporates a number of assumptions, including the expected share price volatility, the expected option term, and the risk-free interest rate. Expected volatility is calculated based on comparable public companies in the same industry. The expected share option term is calculated using the “simplified” method when the required conditions are met. The risk-free interest rate is derived from the yield of U.S. Treasury bonds with an equivalent term. The Company grants share-equivalents (“Share-Based Compensation”) in consideration for services rendered (Note 7).

The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend pay outs. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The Company elected to recognize Share-Based Compensation cost for awards with only service conditions that have a graded vesting schedule using the straight-line method based on the multiple-option award approach.

Deferred offering costs
q.
Deferred offering costs

The Company capitalizes certain legal and other third-party fees that are directly related to the Company’s in-process equity financings until such financings are consummated. After the consummation of such equity financings, these costs are recorded as a reduction of the respective gross proceeds. Should a planned equity financing be abandoned, terminated, or significantly delayed, the deferred offering costs are written off to operating expenses. As of December 31, 2024 and 2023, there were no deferred offering costs.

Segment Reporting
r.
Segment Reporting

The Company has one operating and reportable segment. An operating segment is defined as a component that engages in business activities whose operating results are reviewed by the chief operating decision maker, who is the Company’s Chief Executive Officer, for the purpose of assessing performance and allocating resources and for which discrete financial information is available.

Leases
s.
Leases

In accordance with Accounting Standards Codification (“ASC”) 842, Leases, the Company determines whether an arrangement is or contains a lease at the inception of the arrangement and whether such a lease is classified as a financing lease or operating lease at the commencement date of the lease.

Leases consist real estate property that are classified as operating leases with rental payment linked to the index. The Company recorded right of use (“ROU”) asset and a lease liability of the Company obligation to make the lease payments. The ROU asset and the liability are included in non-current assets, current liabilities and non-current liabilities on the balance sheet. Operating lease ROU and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, which may include options to extend or terminate the lease, when it is reasonably certain at the commencement date whether the Company will or will not exercise the option to renew or terminate the lease.

In previous periods the Company elected the short-term lease recognition exemption for all leases with a term shorter than 12 months period. This means that for those leases, the Company did not recognize ROU assets or lease liabilities but recognizes lease expenses over the lease term on a straight-line basis (Note 6a).

Recently Issued Accounting Pronouncements Not Yet Adopted
t.
Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The key amendments include: (a)2-23 introduce a new requirement to disclose significant segment expenses regularly provided to the chief operating decision maker (“CODM”), (b) extend certain annual disclosures to interim periods, (c) clarify single reportable segment entities must apply ASC 280 in its entirety, (d) permit more than one measure of segment profit or loss to be reported under certain conditions, and (e) require disclosure of the title and position of the CODM. This ASU is effective for public entities with fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 on January 1, 2024 and such adoption did not impact the Company’s financial position, results of operations, cash flows or net loss per share (See Note 9).

u.
Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expense and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of sales, SG&A and research and development). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this ASU to determine its impact on the Company's disclosures.

In December 2023, FASB issued an Accounting Standard Update No. 2023-09 “Income Taxes (Topic 740)” to enhance the transparency and decision usefulness of income tax disclosure. The amendments in this Update mandate public entities to disclose specific categories in the rate reconciliation and additional information for reconciling items that meet quantitative threshold in the annual tax rate reconciliations. This update requires to present a table showing percentages and currency amounts, outlining tax related aspects such as state/local income tax, foreign tax effect, changes in tax law, credits, valuation allowances, non-taxable and non-deductible items, unrecognized tax benefits. Items that impact tax calculations by 5% and more are required to be disclosed separately, with certain categories required to be disaggregated by jurisdiction or nature. Reconciling items are categorized based on state/local, foreign, or federal/national tax levels. Some items can be presented on a net basis, while others need gross presentation. Entities must provide explanations of the major state/local jurisdictions affecting taxes and explain individual reconciling items. Additionally, the amendments in this Update require that all entities must disclose amount of income taxes paid disaggregated by federal(national) state and by individual jurisdictions in which income taxes paid if equal to or greater than 5% of total income taxes paid. The amendments also require entities to disclose income from continuing operations before income tax expense, and income tax expenses categorized by federal/national, state, and foreign levels. Moreover, certain previous disclosure requirements, like estimating changes in unrecognized tax benefits and cumulative temporary differences in deferred tax liabilities, are eliminated.

The ASU will be effective for fiscal years beginning after December 15, 2025, and allows adoption on a prospective basis, with a retrospective option. The Company is in the process of assessing the impacts and method of adoption.